accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2022
accounts payable and accrued liabilities
accounts payable and accrued liabilities
23	accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2022	2021
Accrued liabilities	$1,494	$1,539
Payroll and other employee-related liabilities	575	633
Restricted share units liability	10	28
	2,079	2,200
Trade accounts payable	1,003	1,213
Interest payable	180	173
Indirect taxes payable and other	144	119
	$3,406	$3,705